EQUITY - Equity Components (Details) - USD ($) $ in Millions		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Balance		$ 4,874	$ 4,644	$ 3,958	$ 3,966
Share capital
Balance		177	178	180	183
Share premium
Balance		608	605	600	590
Capital redemption reserve
Balance		18	17	15	12
Treasury shares
Balance	[1]	(214)	(257)	(432)	$ (294)
Retained earnings and other reserves
Balance		$ 4,285	$ 4,101	$ 3,595

[1]	Refer to Note 19.2 for further information.